Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax	£ 1,523	£ 1,725
Adjustments for non-cash items	301	314
Net increase in loans and advances at amortised cost	(11,096)	(6,368)
Net increase in deposits at amortised cost	32,357	15,553
Net increase in debt securities in issue	16,960	3,188
Changes in other operating assets and liabilities	4,825	(16,727)
Corporate income tax paid	(270)	(260)
Net cash from operating activities	44,600	(2,575)
Net cash from investing activities	(7,022)	(9,094)
Net cash from financing activities	653	2,552
Effect of exchange rates on cash and cash equivalents	7,813	652
Net increase/(decrease )in cash and cash equivalents	46,044	(8,465)
Cash and cash equivalents at beginning of the period	156,016	167,357
Cash and cash equivalents at end of the period	£ 202,060	£ 158,892